Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Year(s) (a)	Summary Compensation Table Total for PEO ($)(1) (b)	Compensation Actually Paid to PEO ($)(3) (c)	Average Summary Compensation Table Total for Non-PEO NEOs ($)(2) (d)	Average Compensation Actually Paid to Non-PEO NEOs ($)(3) (e)	Value of Initial Fixed $100 Investment Based On Total Shareholder Return ($) (f)	Net Income ($) (000's) (g)
2022	847,364	847,364	356,106	356,106	113.23	20,751
2021	735,334	735,334	337,664	337,664	126.29	22,517

Named Executive Officers, Footnote [Text Block]	David T. Turner was the Registrant’s PEO for both of the 2022 and 2021 fiscal years.(2)For the 2022 and 2021 fiscal years, the Registrant’s Non-PEO NEOs were: Kathleen L. Bruegenhemke and Stephen E. Guthrie.
PEO Total Compensation Amount	$ 847,364	$ 735,334
PEO Actually Paid Compensation Amount	$ 847,364	735,334
Adjustment To PEO Compensation, Footnote [Text Block]	The amounts reported in columns (c) and (e) reflect no deductions from or additions to the amounts shown in columns (b) or (d) respectively, as the Company has not granted, and, therefore, not reported in the Summary Compensation Table, any stock awards or option awards during the reported periods.
Non-PEO NEO Average Total Compensation Amount	$ 356,106	337,664
Non-PEO NEO Average Compensation Actually Paid Amount	$ 356,106	337,664
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	The amounts reported in columns (c) and (e) reflect no deductions from or additions to the amounts shown in columns (b) or (d) respectively, as the Company has not granted, and, therefore, not reported in the Summary Compensation Table, any stock awards or option awards during the reported periods.
Compensation Actually Paid vs. Total Shareholder Return [Text Block]
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs and the Company’s cumulative total shareholder return (TSR) over the two most recently completed fiscal years.

Compensation Actually Paid vs. Net Income [Text Block]
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs and our net income during the two most recently completed fiscal years.

Total Shareholder Return Amount	$ 113.23	126.29
Net Income (Loss)	$ 20,751,000	$ 22,517,000
PEO Name	David T. Turner